Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Balance Sheet Components [Abstract]
Balance Sheet Components
Note 5. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Equipment	$36,276	$29,229
Computer software	7,292	5,992
Leasehold improvements	7,046	5,724
Molds and tooling	4,079	3,269
Vehicles	1,130	211
Furniture and fixtures	173	95
Construction in progress	5,049	3,741

Gross property and equipment	61,045	48,261
Accumulated depreciation and amortization	(19,493)	(14,135)

Property and equipment, net	$41,552	$34,126

Depreciation and amortization expense for the six months ended June 30, 2021 and 2020 was $5.4 million and $3.2 million, respectively.
Intangible Assets, Net
The intangible assets consist of the following:

	June 30, 2021	December 31, 2020
Automation Platform Software	$7,200	$—
Multimodal Software Technology	4,900	—
System Simulation Software Technology	4,600	—

Gross intangible assets	16,700	—

Accumulated amortization	(1,921)	—

Intangible assets, net	$14,779	$—

Amortization expense related to intangible assets for the six months ended June 30, 2021 and 2020 was $1.9 million and nil, respectively.
The following table presents the estimated future amortization expense of acquired amortizable intangible assets as of June 30, 2021 (in thousands):

Fiscal Year	Amount
2021 (remainder)	$1,922
2022	3,843
2023	3,843
2024	3,006
2025	2,165

$14,779

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Prepaid equipment	$3,892	$1,352
Prepaid software	1,797	1,076
Prepaid taxes	721	243
Prepaid insurance	195	156
Other	508	205

Total	$7,113	$3,032

Other
non-current
assets

	June 30, 2021	December 31, 2020
Contractual agreements asset	$54,944	$—
Other non-current assets	386	262

Total	$55,330	$262

Note 4. Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31, 2020	December 31, 2019
Equipment	$29,229	$15,652
Computer software	5,992	4,301
Leasehold improvements	5,724	4,027
Molds and tooling	3,269	3,108
Vehicles	211	109
Furniture and fixtures	95	52
Construction in-progress	3,741	1,668

Gross property and equipment	48,261	28,917
Accumulated depreciation and amortization	(14,135)	(6,698)

Property and equipment, net	$34,126	$22,219

Depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $7.4 million and $4.0 million, respectively.
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2020	December 31, 2019
Prepaid equipment	$1,352	$2,945
Prepaid software	1,076	692
Prepaid taxes	243	380
Prepaid insurance	156	116
Other	205	322

Total	$3,032	$4,455